Parent Company Financial Statements (Parent Company Condensed Income and Comprehensive Income Statements) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income:
Other income	$ 362	$ 326	$ 349
Expenses:
Interest expense	745	735	768
Other expenses	6,721	6,266	5,852
Income tax benefit	(1,058)	(794)	(921)
Net income	2,442	2,123	2,206
Total OCI	(104)	(277)	(158)
Total comprehensive income	2,338	1,846	2,048
Parent Company
Income:
Dividends from banking subsidiaries	1,350	1,600	1,636
Dividends from other subsidiaries	6	411	71
Interest and other income from subsidiaries	73	64	67
Other income	3	3	7
Total income	1,432	2,078	1,781
Expenses:
Interest expense	160	165	148
Other expenses	56	103	55
Total expenses	216	268	203
Income before income taxes and equity in undistributed earnings of subsidiaries	1,216	1,810	1,578
Income tax benefit	38	40	43
Income before equity in undistributed earnings of subsidiaries	1,254	1,850	1,621
Equity in undistributed earnings of subsidiaries in excess of dividends from subsidiaries	1,188	273	585
Net income	2,442	2,123	2,206
Total OCI	(104)	(277)	(158)
Total comprehensive income	$ 2,338	$ 1,846	$ 2,048